RECLASSIFICATIONS FROM ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax (expense) benefit	$ (771)	$ (925)	$ (677)	$ (976)	$ (871)	$ (1,031)	$ (941)	$ (713)	$ (3,349)	$ (3,556)	$ (2,700)
Net income for common shareholders									10,306	10,242	9,611
Total Reclassifications Out of AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on sale of securities									426	517	393
Total Reclassifications Out of AOCI [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on sale of securities									534	652	829
Tax (expense) benefit									(206)	(251)	(319)
Net income for common shareholders									328	401	510
Total Reclassifications Out of AOCI [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on sale of securities									160	188	(190)
Tax (expense) benefit									(62)	(72)	73
Net income for common shareholders									$ 98	$ 116	$ (117)